Consolidated statements of comprehensive income - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Consolidated statements of comprehensive income
Net income	€ 279,718	€ 426,916	€ 584,052	€ 777,285
Components that will not be reclassified to profit or loss:
Equity method investees - share of OCI	(41,822)	51,304	(49,254)	51,304
FVOCI equity investments	19,437	18,829	25,293	18,829
Actuarial gain (loss) on defined benefit pension plans	(4,528)	5,200	49,774	5,200
Income tax (expense) benefit related to components of other comprehensive income not reclassified	(5,004)	(4,712)	(21,960)	(4,712)
Total	(31,917)	70,621	3,853	70,621
Components that may be reclassified subsequently to profit or loss:
Gain (loss) related to foreign currency translation	(141,609)	(278,277)	404,187	(172,599)
FVOCI debt securities	2,857	31,405	(7,068)	31,405
Gain (loss) related to cash flow hedges	587	(809)	(1,179)	6,618
Cost of hedging	(219)	1,352	(135)	213
Income tax (expense) benefit related to components of other comprehensive income that may be reclassified	(586)	(5,425)	1,532	(7,303)
Total	(138,970)	(251,754)	397,337	(141,666)
Other comprehensive income (loss), net of tax	(170,887)	(181,133)	401,190	(71,045)
Total comprehensive income	108,831	245,783	985,242	706,240
Comprehensive income attributable to noncontrolling interests	47,030	54,524	151,011	144,618
Comprehensive income (loss) attributable to shareholders of FMC-AG & Co. KGaA	€ 61,801	€ 191,259	€ 834,231	€ 561,622